Other Assets And Liabilities (Components Of Other Assets And Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other assets:
Account receivable, Receivable from brokers, dealers and customers for securities transactions	¥ 1,217,164	¥ 2,028,601
Account receivable, Other	956,000	829,548
Investments in equity method investees	1,273,847	1,130,640
Non-interest-earning deposits with the Special Fund and the New Fund (Note 4)		204,956	362,695
Prepaid benefit cost (Note 13)	117,873	65,590
Cash collateral paid (Note 8)	1,573,698	1,334,968
Other assets, Other	1,647,213	1,735,535
Other assets, Total	6,785,795	7,329,838
Other liabilities:
Account payable, Payables to brokers, dealers and customers for securities transactions	1,047,514	1,897,972
Account payable, Other	1,053,294	1,064,692
Deferred tax liabilities	127,218	41,013
Allowance for off-balance sheet credit instruments	55,915	60,481
Accrued benefit cost (Note 13)	96,844	141,904
Guarantees and indemnifications	50,433	48,092
Cash collateral received (Note 8)	366,544	272,806
Accrued and other liabilities	2,250,927	2,025,671
Other liabilities, Total	¥ 5,048,689	¥ 5,552,631